Related Party Transactions	12 Months Ended
Aug. 31, 2013
Notes to Financial Statements
Note 7 - Related Party Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

For services rendered in the capacity of a Board member, non-employee Board members received $3,750 per quarter through the quarter ended February 28, 2013. The amount was increased to $4,250 per quarter beginning with our third quarter ending on May 31, 2013. New Board member compensation is pro rated in their first quarter. During the years ended August 31, 2013 and 2012, the Company incurred $59,618 and $91,200, respectively in cash based Board compensation. Additionally, the Company recognized stock compensation expense related to stock options granted for services rendered by non-employee directors of the Company, which is included in professional fees (See “Note 5 - Stock Options” above) during the years ended August 31, 2013 and 2012 of $176,699 and $90,297, respectively.

During his tenure as Director from March 21, 2011 through December 11, 2012, Mr. Peter Fusaro provided consulting services to the Company. In addition to the quarterly Board fees received as discussed above, during the year ended August 31, 2013 and 2012, the Company paid Mr. Fusaro $2,100 and $13,300, respectively.

The law firm of Sierchio & Company, LLP, of which Joseph Sierchio, one of the Company’s directors, is a principal, has provided counsel to the Company since its inception. In July 2008, the Company asked Mr. Sierchio to join the Company’s Board. During the years ended August 31, 2013 and 2012, the law firm of Sierchio & Company, LLP provided $128,924 and $176,404, respectively, of legal services. At August 31, 2013, the Company owed Sierchio & Company, LLP $38,013 which is included in accounts payable.

On February 1, 2013, Kalen Capital Holdings LLC, a wholly owned subsidiary of Kalen Capital Corporation, a shareholder owning in excess of 5% of the Company’s issued and outstanding stock, purchased 1,843,750 shares of the Company’s common stock and a Series H Warrant to purchase 921,875 shares of the Company’s common stock for an aggregate purchase price of $1,180,000 pursuant to the registered public offering conducted by the Company (See “NOTE 4 – Stockholders’ Equity (Deficit)” above).

All related party transactions are recorded at the exchange amount established and agreed to between related parties and are in the normal course of business.